Offerings	Dec. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	34,500,000
Proposed Maximum Offering Price per Unit	21.6667
Maximum Aggregate Offering Price	$ 747,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,229.75
Offering Note	(1.a) These Ordinary Shares are represented by American depositary shares ("ADSs"), each of which represents three Ordinary Shares of the registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (No. 333-269454). (1.b) The Registration Fee was calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-289326) on August 6, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (1.c) The Amount Registered includes (i) 4,615,386 ordinary shares that are issuable upon exercise of the pre-funded warrants referenced below and (ii) 4,500,000 ordinary shares issuable upon exercise of the underwriters' option to purchase additional ADSs.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to Purchase Ordinary Shares
Amount Registered | shares	4,615,386
Proposed Maximum Offering Price per Unit	21.6667
Fee Rate	0.01381%
Offering Note	(2.a) These Ordinary Shares are represented by ADSs, each of which represents three Ordinary Shares of the registrant. ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (No. 333-269454). (2.b) The Registration Fee was calculated in accordance with Rule 457(r) under the Securities Act. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-289326) on August 6, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (2.c) The Maximum Aggregate Offering Price and Registration Fee represents sum of the pre-funded warrants sales price of $21.6666 per pre-funded warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the Ordinary Shares underlying the pre-funded warrants.